Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Sep. 22, 2021	Dec. 31, 2020
Stock Warrants (Details) [Line Items]
Warrants outstanding	8,100,000
Fair value within additional paid-in capital (in Dollars)	$ 708,175	$ 723,394
Warrant [Member]
Stock Warrants (Details) [Line Items]
Warrant price per share (in Dollars per share)	$ 0.01
Private Placement Warrants [Member]
Stock Warrants (Details) [Line Items]
Warrants outstanding			8,100,000
Fair value within additional paid-in capital (in Dollars)		$ 23,275
Aggregate value (in Dollars)	$ 8,260
Public Warrants [Member]
Stock Warrants (Details) [Line Items]
Fair value within additional paid-in capital (in Dollars)	$ 23,275
Class A Common Stock [Member]
Stock Warrants (Details) [Line Items]
Warrants outstanding			17,500,000
Price per share (in Dollars per share)			$ 11.5
MoneyLion [Member]
Stock Warrants (Details) [Line Items]
Warrant price per share (in Dollars per share)	$ 18